Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 30,509	$ 38,530
Senior unsecured debt	133,159	147,547
of which: contributes to total loss-absorbing capacity (TLAC)	92,515	101,939
of which: issued by UBS AG standalone with original maturity greater than one year	32,664	18,446
of which: issued by Credit Suisse AG with original maturity greater than one year		24,609
Covered bonds	8,762	5,214
Subordinated debt	15,030	17,644
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments	13,084	10,744
of which: eligible as low-trigger loss-absorbing additional tier 1 capital instruments	1,245	1,214
of which: eligible as non-Basel III-compliant tier 2 capital instruments	207	538
Debt issued through the Swiss central mortgage institutions	26,335	27,377
Other long-term debt	424	1,506
Long-term debt	183,709	199,288
Total debt issued measured at amortized cost	214,219	237,817
Subordinated debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments, subject to conversion into ordinary shares	$ 6,900	$ 3,600
Unsecured portion of total debt issued measured at amortized cost	100.00%
Secured portion of Covered bonds	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%
Secured portion of Other long-term debt	91.00%